Average Annual Total Returns - Class Institutional Shares - Goldman Sachs Global Managed Beta Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD) (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD) (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD) (reflects no deduction for fees or expenses) Since Inception
Total	18.24%	12.58%	9.92%	Apr. 30, 2015	16.68%	11.55%	8.96%	11.36%	9.78%	7.64%	15.48%	12.19%	9.29%